Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated other Comprehensive Income	Equity attributable to Jiuzi	Non- Controlling interest	Total
Balance at Oct. 31, 2023	$ 610	$ 23,474,893	$ 891,439	$ (18,660,133)	$ (1,477,025)	$ 4,229,784	$ 69,532	$ 4,299,316
Balance (in Shares) at Oct. 31, 2023	1,563,695
Shares issued for cash proceeds, net	$ 17,045	49,982,953				49,999,998		49,999,998
Shares issued for cash proceeds, net (in Shares)	43,706,290
Shares issued for compensation	$ 2,640	12,352,560				12,355,200		12,355,200
Shares issued for compensation (in Shares)	6,769,230
Net loss				(15,789,532)		(15,789,532)		(15,789,532)
Non-Controlling Interest							(8,245)	(8,245)
Disposition of discontinued operation				89,743		89,743	41,357	131,100
Foreign currency translation adjustment					(754,578)	(754,578)	4,785	(749,793)
Balance at Apr. 30, 2024	$ 20,295	85,810,406	891,439	(34,457,910)	(2,231,603)	50,032,627	107,429	50,140,056
Balance (in Shares) at Apr. 30, 2024	52,039,215
Balance at Oct. 31, 2024	$ 21,472	86,169,229	891,439	(77,793,056)	(871,526)	8,417,558		8,417,558
Balance (in Shares) at Oct. 31, 2024	55,056,945
Net loss				(675,742)		(675,742)		(675,742)
Non-Controlling Interest
Disposition of discontinued operation			(891,439)	891,439
Foreign currency translation adjustment					(188,218)	(188,218)		(188,218)
Balance at Apr. 30, 2025	$ 21,472	$ 86,169,229		$ (77,577,359)	$ (1,059,744)	$ 7,553,598		$ 7,553,598
Balance (in Shares) at Apr. 30, 2025	55,056,945